Quarterly Holdings Report
for

Fidelity Flex® Funds

Fidelity Flex® Opportunistic Insights Fund

March 31, 2021

ZPI-QTLY-0521
1.9881592.104

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
COMMUNICATION SERVICES - 18.7%
Entertainment - 4.0%
Activision Blizzard, Inc.	477	$44,361
Netflix, Inc. (a)	855	446,019
Nintendo Co. Ltd.	49	27,618
Sea Ltd. ADR (a)	15	3,348
Skillz, Inc. (a)	200	3,808
Spotify Technology SA (a)	114	30,546
Take-Two Interactive Software, Inc. (a)	82	14,489
The Walt Disney Co. (a)	1,393	257,036
		827,225
Interactive Media & Services - 13.3%
Alphabet, Inc.:
Class A (a)	174	358,878
Class C (a)	188	388,902
Bumble, Inc.	171	10,667
Facebook, Inc. Class A (a)	6,271	1,846,994
Kuaishou Technology Class B (b)	58	2,014
Match Group, Inc. (a)	118	16,211
NAVER Corp.	12	4,033
Snap, Inc. Class A (a)	855	44,708
Tencent Holdings Ltd.	439	35,036
Twitter, Inc. (a)	138	8,781
Zoominfo Technologies, Inc.	101	4,939
		2,721,163
Media - 0.5%
Charter Communications, Inc. Class A (a)	76	46,894
Comcast Corp. Class A	753	40,745
Discovery Communications, Inc. Class A (a)	266	11,560
		99,199
Wireless Telecommunication Services - 0.9%
T-Mobile U.S., Inc.	1,512	189,438

TOTAL COMMUNICATION SERVICES		3,837,025

CONSUMER DISCRETIONARY - 12.9%
Automobiles - 0.7%
General Motors Co.	623	35,798
Hyundai Motor Co.	218	42,408
Rad Power Bikes, Inc. (c)(d)	669	3,227
Tesla, Inc. (a)	4	2,672
Toyota Motor Corp.	702	54,630
		138,735
Diversified Consumer Services - 0.1%
Chegg, Inc. (a)	58	4,968
H&R Block, Inc.	300	6,540
		11,508
Hotels, Restaurants & Leisure - 0.7%
Chipotle Mexican Grill, Inc. (a)	48	68,199
Deliveroo Holdings PLC (a)	1,500	8,065
Deliveroo Holdings PLC	2,200	7,846
Evolution Gaming Group AB (b)	157	23,118
Flutter Entertainment PLC (Ireland)	15	3,224
Hilton Worldwide Holdings, Inc.	122	14,752
Penn National Gaming, Inc. (a)	77	8,073
Starbucks Corp.	128	13,987
		147,264
Household Durables - 1.2%
D.R. Horton, Inc.	1,007	89,744
Garmin Ltd.	150	19,778
Lennar Corp. Class A	871	88,171
Mohawk Industries, Inc. (a)	61	11,731
Sony Corp.	206	21,802
Tempur Sealy International, Inc.	135	4,936
Whirlpool Corp.	17	3,746
		239,908
Internet & Direct Marketing Retail - 7.5%
Alibaba Group Holding Ltd. (a)	975	27,702
Alibaba Group Holding Ltd. sponsored ADR (a)	6	1,360
Amazon.com, Inc. (a)	443	1,370,677
Coupang, Inc. Class A (a)	153	7,551
Doordash, Inc.	165	20,555
eBay, Inc.	1,002	61,362
JD.com, Inc. Class A	355	14,971
Meituan Class B (a)(b)	154	5,907
The Booking Holdings, Inc. (a)	1	2,330
Wayfair LLC Class A (a)	100	31,475
ZOZO, Inc.	71	2,103
		1,545,993
Specialty Retail - 1.5%
Academy Sports & Outdoors, Inc.	137	3,698
Best Buy Co., Inc.	188	21,584
Burlington Stores, Inc. (a)	15	4,482
Cazoo Holdings Ltd. (c)(d)	94	1,377
Dick's Sporting Goods, Inc.	61	4,645
L Brands, Inc.	155	9,588
Lowe's Companies, Inc.	141	26,815
National Vision Holdings, Inc. (a)	52	2,279
The Home Depot, Inc.	652	199,023
TJX Companies, Inc.	401	26,526
Williams-Sonoma, Inc.	40	7,168
		307,185
Textiles, Apparel & Luxury Goods - 1.2%
Deckers Outdoor Corp. (a)	123	40,642
Dr. Martens Ltd. (a)	1,500	9,372
Hermes International SCA	2	2,214
Levi Strauss & Co. Class A	100	2,391
lululemon athletica, Inc. (a)	100	30,671
LVMH Moet Hennessy Louis Vuitton SE	3	2,004
NIKE, Inc. Class B	1,088	144,584
Tapestry, Inc.	215	8,860
		240,738

TOTAL CONSUMER DISCRETIONARY		2,631,331

CONSUMER STAPLES - 2.0%
Beverages - 0.4%
Constellation Brands, Inc. Class A (sub. vtg.)	123	28,044
Keurig Dr. Pepper, Inc.	381	13,095
Monster Beverage Corp. (a)	123	11,204
PepsiCo, Inc.	144	20,369
The Coca-Cola Co.	167	8,803
		81,515
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	513	180,822
Walmart, Inc.	138	18,745
		199,567
Food Products - 0.0%
Bunge Ltd.	81	6,421
Personal Products - 0.6%
Estee Lauder Companies, Inc. Class A	345	100,343
L'Oreal SA (a)	43	16,472
		116,815

TOTAL CONSUMER STAPLES		404,318

ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Canadian Natural Resources Ltd.	209	6,461
Hess Corp.	251	17,761
Reliance Industries Ltd.	1,161	31,793
		56,015
FINANCIALS - 16.4%
Banks - 5.8%
Bank of America Corp.	14,119	546,264
Citigroup, Inc.	201	14,623
HDFC Bank Ltd. (a)	100	2,046
HDFC Bank Ltd. sponsored ADR (a)	72	5,594
JPMorgan Chase & Co.	2,408	366,570
Kotak Mahindra Bank Ltd. (a)	1,009	24,181
M&T Bank Corp.	147	22,287
Royal Bank of Canada	1,029	94,876
The Toronto-Dominion Bank	1,342	87,523
Wells Fargo & Co.	421	16,448
		1,180,412
Capital Markets - 2.9%
BlackRock, Inc. Class A	110	82,936
Brookfield Asset Management, Inc. (Canada) Class A	94	4,181
Goldman Sachs Group, Inc.	607	198,489
Moody's Corp.	6	1,792
Morgan Stanley	3,629	281,828
MSCI, Inc.	63	26,415
		595,641
Consumer Finance - 0.2%
Capital One Financial Corp.	381	48,475
Diversified Financial Services - 5.7%
Berkshire Hathaway, Inc. Class A (a)	3	1,157,106
Insurance - 1.8%
Admiral Group PLC	1,048	44,802
AIA Group Ltd.	237	2,900
American International Group, Inc.	605	27,957
Arthur J. Gallagher & Co.	77	9,607
Chubb Ltd.	714	112,791
Direct Line Insurance Group PLC	600	2,591
Fairfax Financial Holdings Ltd. (sub. vtg.)	29	12,659
Intact Financial Corp.	1	123
Intact Financial Corp. rights 12/31/21 (a)(c)(d)	100	10,703
Progressive Corp.	465	44,459
The Travelers Companies, Inc.	681	102,422
		371,014

TOTAL FINANCIALS		3,352,648

HEALTH CARE - 9.2%
Biotechnology - 1.7%
23andMe, Inc. (a)(c)	35	718
AbbVie, Inc.	1,218	131,812
Acceleron Pharma, Inc. (a)	37	5,018
Alnylam Pharmaceuticals, Inc. (a)	8	1,130
Argenx SE ADR (a)	11	3,029
Cullinan Oncology, Inc.	41	1,708
Genmab A/S (a)	7	2,303
Idorsia Ltd. (a)	1,085	29,089
Innovent Biologics, Inc. (a)(b)	682	6,917
Kodiak Sciences, Inc. (a)	31	3,515
Mirati Therapeutics, Inc. (a)	27	4,625
Passage Bio, Inc. (a)	200	3,496
Regeneron Pharmaceuticals, Inc. (a)	207	97,940
Revolution Medicines, Inc. (a)	200	9,176
Turning Point Therapeutics, Inc. (a)	97	9,175
Vertex Pharmaceuticals, Inc. (a)	87	18,695
Zai Lab Ltd. (a)	81	10,915
		339,261
Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	540	64,714
Danaher Corp.	808	181,865
Edwards Lifesciences Corp. (a)	387	32,369
Envista Holdings Corp. (a)	319	13,015
Hologic, Inc. (a)	868	64,562
Intuitive Surgical, Inc. (a)	78	57,637
Medtronic PLC	131	15,475
Venus MedTech Hangzhou, Inc. (H Shares) (a)(b)	261	2,117
West Pharmaceutical Services, Inc.	10	2,818
		434,572
Health Care Providers & Services - 1.7%
AmerisourceBergen Corp.	35	4,132
Guardant Health, Inc. (a)	43	6,564
HCA Holdings, Inc.	55	10,359
Henry Schein, Inc. (a)	34	2,354
Laboratory Corp. of America Holdings (a)	31	7,906
McKesson Corp.	24	4,681
Oak Street Health, Inc. (a)	164	8,900
Owens & Minor, Inc.	164	6,165
Patterson Companies, Inc.	411	13,131
Surgery Partners, Inc. (a)	50	2,213
UnitedHealth Group, Inc.	764	284,261
		350,666
Health Care Technology - 0.3%
Veeva Systems, Inc. Class A (a)	253	66,094
Life Sciences Tools & Services - 1.4%
10X Genomics, Inc. (a)	206	37,286
Bio-Rad Laboratories, Inc. Class A (a)	56	31,986
Eurofins Scientific SA (a)	112	10,706
IQVIA Holdings, Inc. (a)	98	18,928
Mettler-Toledo International, Inc. (a)	59	68,186
Thermo Fisher Scientific, Inc.	232	105,880
WuXi AppTec Co. Ltd. (H Shares) (b)	107	2,104
		275,076
Pharmaceuticals - 2.0%
Bristol-Myers Squibb Co.	685	43,244
Eli Lilly & Co.	839	156,742
Hansoh Pharmaceutical Group Co. Ltd. (a)(b)	948	4,542
Horizon Therapeutics PLC (a)	1,033	95,077
Jazz Pharmaceuticals PLC (a)	172	28,272
Royalty Pharma PLC	972	42,399
Supernus Pharmaceuticals, Inc. (a)	48	1,257
UCB SA	87	8,276
Zoetis, Inc. Class A	209	32,913
		412,722

TOTAL HEALTH CARE		1,878,391

INDUSTRIALS - 4.9%
Aerospace & Defense - 0.1%
HEICO Corp. Class A	44	4,998
Space Exploration Technologies Corp. Class A (a)(c)(d)	20	8,400
The Boeing Co.	42	10,698
		24,096
Air Freight & Logistics - 0.9%
United Parcel Service, Inc. Class B	1,039	176,620
Building Products - 0.7%
Carrier Global Corp.	229	9,668
Fortune Brands Home & Security, Inc.	548	52,509
The AZEK Co., Inc.	86	3,616
Toto Ltd.	642	39,513
Trane Technologies PLC	168	27,814
		133,120
Commercial Services & Supplies - 0.2%
Cintas Corp.	135	46,077
Clean TeQ Holdings Ltd. (a)	7	15
GFL Environmental, Inc.	138	4,823
		50,915
Electrical Equipment - 0.6%
Acuity Brands, Inc.	83	13,695
AMETEK, Inc.	70	8,941
Vestas Wind Systems A/S	447	92,210
		114,846
Industrial Conglomerates - 0.4%
General Electric Co.	6,626	86,999
Machinery - 0.5%
Deere & Co.	161	60,237
IDEX Corp.	17	3,558
Ingersoll Rand, Inc. (a)	80	3,937
Otis Worldwide Corp.	85	5,818
PACCAR, Inc.	265	24,624
Pentair PLC	70	4,362
		102,536
Professional Services - 0.2%
Clarivate Analytics PLC (a)	1,075	28,369
CoStar Group, Inc. (a)	15	12,328
Experian PLC	91	3,135
Thomson Reuters Corp.	45	3,942
		47,774
Road & Rail - 1.3%
Canadian Pacific Railway Ltd.	328	125,281
Uber Technologies, Inc. (a)	68	3,707
Union Pacific Corp.	597	131,585
		260,573

TOTAL INDUSTRIALS		997,479

INFORMATION TECHNOLOGY - 30.9%
Electronic Equipment & Components - 1.4%
Amphenol Corp. Class A	3,768	248,575
CDW Corp.	45	7,459
Keysight Technologies, Inc. (a)	42	6,023
Samsung SDI Co. Ltd.	21	12,395
Zebra Technologies Corp. Class A (a)	25	12,130
		286,582
IT Services - 6.2%
Accenture PLC Class A	470	129,838
Adyen BV (a)(b)	39	87,025
Edenred SA	22	1,149
MasterCard, Inc. Class A	839	298,726
MongoDB, Inc. Class A (a)	233	62,311
Okta, Inc. (a)	475	104,704
PayPal Holdings, Inc. (a)	813	197,429
Shopify, Inc. Class A (a)	147	162,292
Snowflake Computing, Inc.	21	4,815
Snowflake Computing, Inc. Class B (b)	47	10,776
Square, Inc. (a)	149	33,830
Twilio, Inc. Class A (a)	93	31,691
Visa, Inc. Class A	639	135,295
Wix.com Ltd. (a)	18	5,026
		1,264,907
Semiconductors & Semiconductor Equipment - 8.3%
Advanced Micro Devices, Inc. (a)	2,451	192,404
Analog Devices, Inc.	381	59,085
Applied Materials, Inc.	1,129	150,834
ASML Holding NV	27	16,669
Intel Corp.	2,689	172,096
KLA Corp.	7	2,313
Lam Research Corp.	149	88,691
Lattice Semiconductor Corp. (a)	281	12,651
Marvell Technology Group Ltd.	734	35,951
Microchip Technology, Inc.	40	6,209
NVIDIA Corp.	749	399,914
NXP Semiconductors NV	164	33,020
Qorvo, Inc. (a)	241	44,031
Qualcomm, Inc.	2,422	321,133
Semtech Corp. (a)	238	16,422
Skyworks Solutions, Inc.	186	34,127
Synaptics, Inc. (a)	390	52,814
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	53	6,269
Texas Instruments, Inc.	300	56,697
		1,701,330
Software - 14.1%
Adobe, Inc. (a)	1,129	536,693
Atlassian Corp. PLC (a)	502	105,802
Cadence Design Systems, Inc. (a)	731	100,140
Cloudflare, Inc. (a)	1,232	86,560
Coupa Software, Inc. (a)	41	10,434
Crowdstrike Holdings, Inc.(a)	45	8,213
Datadog, Inc. Class A (a)	157	13,084
DocuSign, Inc. (a)	16	3,239
Dropbox, Inc. Class A (a)	633	16,876
Duck Creek Technologies, Inc. (a)	100	4,514
Dynatrace, Inc. (a)	326	15,726
Epic Games, Inc. (c)(d)	34	30,090
Fortinet, Inc. (a)	24	4,426
Intuit, Inc.	246	94,233
Microsoft Corp.	4,255	1,003,201
Nuance Communications, Inc. (a)	78	3,404
Qualtrics International, Inc.	93	3,061
Salesforce.com, Inc. (a)	3,611	765,063
ServiceNow, Inc. (a)	125	62,514
Tanium, Inc. Class B (a)(c)(d)	741	8,444
Workday, Inc. Class A (a)	8	1,987
Xero Ltd. (a)	51	4,901
Zscaler, Inc. (a)	21	3,605
		2,886,210
Technology Hardware, Storage & Peripherals - 0.9%
Apple, Inc.	828	101,140
Dell Technologies, Inc. (a)	876	77,219
Samsung Electronics Co. Ltd.	205	14,886
		193,245

TOTAL INFORMATION TECHNOLOGY		6,332,274

MATERIALS - 2.6%
Chemicals - 0.8%
FMC Corp.	19	2,102
PPG Industries, Inc.	25	3,757
Sherwin-Williams Co.	219	161,624
Westlake Chemical Corp.	50	4,440
		171,923
Containers & Packaging - 0.1%
Silgan Holdings, Inc.	223	9,373
Metals & Mining - 1.7%
ArcelorMittal SA Class A unit (a)	224	6,534
B2Gold Corp.	4,102	17,659
Barrick Gold Corp. (Canada)	2,292	45,468
First Quantum Minerals Ltd.	103	1,963
Franco-Nevada Corp.	1,356	169,934
Freeport-McMoRan, Inc.	1,053	34,675
Gatos Silver, Inc.	600	5,982
Ivanhoe Mines Ltd. (a)	10,385	53,466
Novagold Resources, Inc. (a)	1,124	9,803
Nucor Corp.	54	4,335
		349,819

TOTAL MATERIALS		531,115

REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Equity Commonwealth	222	6,172
Prologis (REIT), Inc.	14	1,484
		7,656
UTILITIES - 0.2%
Electric Utilities - 0.2%
PG&E Corp. (a)	2,708	31,711
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	353	9,464

TOTAL UTILITIES		41,175

TOTAL COMMON STOCKS
(Cost $11,766,808)		20,069,427

Preferred Stocks - 0.5%
Convertible Preferred Stocks - 0.5%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A (c)(d)	88	425
Series C (c)(d)	343	1,655
		2,080
Internet & Direct Marketing Retail - 0.0%
GoBrands, Inc. Series G (c)(d)	9	2,247
Zomato Pvt Ltd. Series J7 (c)(d)	1	5,332
		7,579
Specialty Retail - 0.1%
Fanatics, Inc. Series E (c)(d)	290	10,112
TOTAL CONSUMER DISCRETIONARY		19,771
HEALTH CARE - 0.1%
Biotechnology - 0.1%
23andMe, Inc.:
Series F (a)(c)	144	2,956
Series F1 (c)	139	2,853
ElevateBio LLC Series C (c)(d)	1,014	4,254
		10,063
Health Care Providers & Services - 0.0%
Lyra Health, Inc. Series E (c)(d)	200	5,494
TOTAL HEALTH CARE		15,557
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
Space Exploration Technologies Corp. Series N (c)(d)	74	31,079
Air Freight & Logistics - 0.0%
Zipline International, Inc. Series E (c)(d)	236	7,701
TOTAL INDUSTRIALS		38,780
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
ByteDance Ltd. Series E1 (c)(d)	117	12,820
Software - 0.0%
Nuro, Inc. Series C (c)(d)	562	7,337
Stripe, Inc. Series H (c)(d)	89	3,571
		10,908
TOTAL INFORMATION TECHNOLOGY		23,728

TOTAL CONVERTIBLE PREFERRED STOCKS		97,836

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Specialty Retail - 0.0%
Cazoo Holdings Ltd.:
Series A (c)(d)	3	44
Series B (c)(d)	54	791
Series C (c)(d)	1	15
Series D (c)(d)	192	2,812
		3,662
TOTAL PREFERRED STOCKS
(Cost $82,409)		101,498

Money Market Funds - 1.2%
Fidelity Cash Central Fund 0.06% (e)
(Cost $255,933)	255,882	255,933
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $12,105,150)		20,426,858
NET OTHER ASSETS (LIABILITIES) - 0.2%		37,108
NET ASSETS - 100%		$20,463,966

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $144,520 or 0.7% of net assets.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $164,455 or 0.8% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc.	12/7/18	$588
23andMe, Inc. Series F	8/31/17	$1,999
23andMe, Inc. Series F1	12/9/20	$2,412
ByteDance Ltd. Series E1	11/18/20	$12,820
Cazoo Holdings Ltd.	9/30/20	$1,289
Cazoo Holdings Ltd. Series A	9/30/20	$41
Cazoo Holdings Ltd. Series B	9/30/20	$740
Cazoo Holdings Ltd. Series C	9/30/20	$14
Cazoo Holdings Ltd. Series D	9/30/20	$2,632
ElevateBio LLC Series C	3/9/21	$4,254
Epic Games, Inc.	7/30/20	$19,550
Fanatics, Inc. Series E	8/13/20	$5,014
GoBrands, Inc. Series G	3/2/21	$2,247
Intact Financial Corp. rights 12/31/21	11/13/20	$10,234
Lyra Health, Inc. Series E	1/14/21	$5,494
Nuro, Inc. Series C	10/30/20	$7,337
Rad Power Bikes, Inc.	1/21/21	$3,227
Rad Power Bikes, Inc. Series A	1/21/21	$425
Rad Power Bikes, Inc. Series C	1/21/21	$1,655
Space Exploration Technologies Corp. Class A	2/16/21	$8,400
Space Exploration Technologies Corp. Series N	8/4/20	$19,980
Stripe, Inc. Series H	3/15/21	$3,571
Tanium, Inc. Class B	4/21/17 - 9/18/20	$7,801
Zipline International, Inc. Series E	12/21/20	$7,701
Zomato Pvt Ltd. Series J7	12/9/20	$4,073

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$121
Total	$121

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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